SERIES C PREFERRED STOCK AND SERIES C WARRANTS (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 04, 2025	Aug. 18, 2025	Jul. 13, 2022	Jan. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Par or Stated Value Per Share					$ 0.01		$ 0.01	$ 0.01	$ 0.01
Stock Issued During Period, Value, Other						$ 1,408,748		$ 51,348,000
Deferred Offering Costs								$ 115,000
Hexstone Capital LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal Fees	$ 50,000
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	9,900
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10,000
Issuance of common stock for cash, shares	100
Series C Preferred Stock [Member] | Securities Purchase Agreement [Member] | Hexstone Capital LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Liquidation Preference Per Share	$ 10,000
Preferred stock stated value percentage	100.00%
Preferred Stock, Dividend Rate, Percentage	0.00%
Dividend rate annual increase percentage	10.00%
Preferred stock conversion price	$ 10,000
Preferred Stock, Convertible, Conversion Price	$ 5.00
Preferred Stock, Conversion Basis	(i) the Common Stock has been suspended for trading on all Eligible Markets, (ii) Conversion Shares cannot be sold by the Holder because of violation of Section 32 by the Company, or (iii) Conversion Shares are not delivered after the Share Delivery Deadline, that day’s dollar volume shall be excluded from the calculation of the total aggregate dollar volume of the Conversion Measuring Period. All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Conversion Measuring Period; provided further that in no event shall the Conversion Price be lower than the Floor Price of $0.50 subject to adjustment per the Board’s discretion.
Preferred stock conversion basis bankruptcy	Upon any bankruptcy triggering event, the Company shall immediately redeem, in cash, each of the Series C Preferred Stock then outstanding at a redemption price equal to the applicable triggering event redemption price. Each of the Series C Preferred Stock subject to redemption by the Company shall be redeemed by the Company at a price equal to the greater of (i) the product of (A) the conversion amount to be redeemed multiplied by (B) the redemption premium of 110% and (ii) the product of (X) the conversion rate with respect to the conversion amount in effect multiplied by (Y) the product of (1) the redemption premium of 110% multiplied by (2) the VWAP of the Common Stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the trading date prior to the date the Company makes the entire payment required to be made. Subject to the limitations specified in the Certificate of Designation, holders of Series C Preferred Stock shall have the right to vote on all matters presented to the stockholders for approval together with the shares of Common Stock, voting together as a single class, on an “as converted” basis using the conversion price.
Preferred stock fair value amount					$ 117,754		$ 117,754
Preferred stock deemed dividend amount					882,246		882,246
Deferred Offering Costs					50,000		50,000
Preferred Stock, Redemption Amount					$ 1,000,000		1,000,000
Registration rights penalty amount							$ 54,000
Issuance of common stock for cash, shares							100,000
Preferred Stock [Member] | Series C Preferred Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Converted				50
Preferred Stock [Member] | Series C Preferred Stock [Member] | Hexstone Capital LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other	100
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred stock value per share	$ 10,000
Stock Issued During Period, Value, Other	$ 1,000,099
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	9,900
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10,000
Preferred Stock, Shares Outstanding					100		100
Initial fair value of warrant liability upon issuance	$ 882,345
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other								8,555,750
Stock Issued During Period, Value, Other								$ 8,556
Issuance of common stock for cash, shares		1,000,000	0.24		510,937	1,000,000			315
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash, shares		1,000,000		2,000,000